TAXATION - Effective Income tax reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdictions	(19.10%)	(7.60%)	(2.60%)
Changes in valuation allowance	(7.60%)	(19.50%)	(25.60%)
Other expenses not deductible for tax purposes	(1.00%)	(0.20%)	(0.10%)
Expired tax loss	0.00%	(1.40%)	(0.60%)
Additional deduction of research and development expense	4.40%	6.80%	4.20%
Others	(1.40%)	(2.90%)	0.20%
Effective tax rate	0.30%	0.20%	0.50%